Income Tax Expenses - Summary of Reconciliation of Effective Tax Rate (Parenthetical) (Details) - USD ($)		3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 16, 2023	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of accounting profit multiplied by applicable tax rates [line items]
Bargain purchase gain	$ 49,429,000		$ 49,429,000
Impact of different tax rate in other jurisdiction		$ 109,000	$ (6,865,000)	$ 1,914,000	$ 2,209,000
Impact of different tax rate in other jurisdiction (Percentage)		3.59%	(7.67%)	4.99%	3.67%
Cayman Islands [Member]
Reconciliation of accounting profit multiplied by applicable tax rates [line items]
Bargain purchase gain			$ 49,400,000
Impact of different tax rate in other jurisdiction			$ 0
Impact of different tax rate in other jurisdiction (Percentage)			0.00%